PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Schedule of property and equipment
March 31, 2022
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(35,837)	$115,078	3
Leasehold improvement	991,848	-	991,849	5
Property and equipment, net	$1,142,763	$(35,837)	$1,106,927

December 31, 2021
	Gross Carrying Amount	Accumulated Depreciation	Net Carrying Amount	Weighted Average Useful Life (Years)

Property and equipment:
Office equipment	$150,915	$(23,353)	$127,562	3
Leasehold improvement	267,791	-	267,791	5
Property and equipment, net	$418,706	$(23,353)	$395,353